Interest bearing debt	9 Months Ended
Sep. 30, 2025
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt
As of September 30, 2025, DHT had interest bearing debt totaling $268.5 million.
Scheduled debt repayments

$ in thousands	Interest rate	Maturity	Q4 2025	2026	2027	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	2,500	25,000	30,625
ING Credit Facility [1]	SOFR + 1.90%	2029	6,250	25,000	25,000	113,750	170,000
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	32,250	39,000
Nordea Credit Facility [2]	SOFR + CAS[3] + 1.90%	2027	-	-	3,699	-	3,699
Nordea Reducing Revolving Credit Facility	SOFR +1.75%	2031	710	2,840	2,840	22,900	29,290
Total			8,335	33,340	37,039	193,900	272,614
Unamortized upfront fees bank loans							(4,087)
Total interest bearing debt							268,526

[1] $72.5 mill. undrawn as of September 30, 2025
[2] $144.0 mill. undrawn as of September 30, 2025
[3] 3 months Credit Adjustment Spread (CAS) of 0.26%

Credit Agricole Credit Facility
The credit facility is repayable in quarterly installments of $0.6 million with final payment of $22.5 million in addition to the last installment in December 2028.

Danish Ship Finance Credit Facility
The credit facility was fully repaid in June 2025 in connection with the refinancing of DHT Jaguar. The total amount repaid was $25.5 million.

ING Credit Facility
In January 2023, the Company entered into a new $405 million secured credit facility, including a $100 million uncommitted incremental facility, with ING, Nordea, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, ten wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.90% and is repayable in quarterly installments of $6.3 million with maturity in January 2029.

In the first quarter of 2025, the Company prepaid $42.4 million under the revolving credit facility and drew down $10 million for corporate purposes. In the second quarter of 2025, the Company prepaid $25.0 million under the revolving credit facility and drew down $10 million and $15 million, respectively, for corporate purposes.

In September 2023, the Company entered into a $45 million senior secured credit facility under the incremental facility, with ING, Nordea, ABN AMRO, Danish Ship Finance and SEB, as lenders, one wholly owned special-purpose vessel-owning subsidiary as borrower, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.80% and is repayable in quarterly installments of $0.75 million with maturity in January 2029.

Nordea Credit Facility
The credit facility is repayable in quarterly installments of $4.4 million, with a final installment of $3.7 million due in the first quarter of 2027. Additionally, the facility includes an uncommitted “accordion” of $250 million. In June 2023, the Company entered into an amended and restatement agreement to address the cessation of LIBOR. The credit facility bears interest at a rate equal to SOFR plus CAS, plus a margin of 1.90%. In the fourth quarter of 2023, the Company voluntarily prepaid $23.7 million under the Nordea Credit Facility, covering all scheduled installments for 2024. In the second quarter of 2025, the Company prepaid $40.9 million under the revolving credit facility. Additionally, the Company repaid outstanding debt totaling $11.4 million related to DHT Lotus and DHT Peony in connection with their sale. In the third quarter of 2025, the Company voluntarily prepaid $22.1 million under the Nordea Credit Facility, covering all scheduled installments for Q4 2025 and the entirety of 2026.

Nordea Reducing Revolving Credit Facility
In April 2025, the Company entered into a $30 million reducing revolving credit facility agreement with Nordea as lender, DHT Jaguar Limited as borrower and DHT Holdings, Inc., as guarantor. The credit facility is repayable or reduced in quarterly installments of $0.7 million with a final payment of $13.7 million in April 2031. The credit facility bears an interest rate equal to SOFR plus a margin of 1.75%.

Interest rate swaps
Derivatives are classified and measured at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

As of September 30, 2025, the Company has eight amortizing interest rate swaps totaling $200.6 million with maturity in the fourth quarter of 2028. The average fixed interest rate is 3.32%. As of September 30, 2025, the fair value of the derivative financial liability related to the swaps amounted to $0.4 million.

		Notional amount	Current liability	Non-current liability	Fair value
$ in thousands	Expires	Q3 2025	Q3 2025	Q3 2025	Q3 2025
Swap pays 3.2840%, receive floating	Dec. 8, 2028	18,125	2	5	7
Swap pays 3.2840%, receive floating	Dec. 8, 2028	18,125	2	5	7
Swap pays 3.3200%, receive floating	Dec. 8, 2028	8,125	1	2	2
Swap pays 3.2790%, receive floating	Dec. 8, 2028	23,125	3	6	9
Swap pays 3.3110%, receive floating	Oct. 30, 2028	28,580	4	9	13
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	31	69	100
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	31	69	100
Swap pays 3.3536%, receive floating	Dec. 8, 2028	38,250	36	79	115
Total carrying amount		200,580	111	243	354

Covenant compliance
The Company’s financial covenants as of September 30, 2025, are summarized as follows:
	Credit Agricole	ING	Nordea	Nordea Reducing Revolving
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	1 VLCC	11 VLCCs	8 VLCCs	1 VLCC
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)
As of September 30, 2025, the Company was in compliance with its financial covenants, with significant headroom.